Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 21,180	£ 19,747	[1]
Financial assets at fair value through profit or loss:
- Derivative financial instruments	3,316	5,259
- Other financial assets at fair value through profit or loss	386	5,617
Financial assets at amortised cost:
- Loans and advances to customers	207,287	201,289
- Loans and advances to banks	1,855	2,799
- Reverse repurchase agreements – non trading	23,636	21,127
- Other financial assets at amortised cost	7,056	7,229
Financial assets at fair value through other comprehensive income	9,747	13,302
Interests in other entities	117	88
Intangible assets	1,766	1,808
Property, plant and equipment	1,967	1,832
Current tax assets	200	153
Retirement benefit assets	669	842
Other assets	2,520	2,280
Total assets	281,702	283,372
Financial liabilities at fair value through profit or loss:
- Derivative financial instruments	1,448	1,369
- Other financial liabilities at fair value through profit or loss	1,713	6,286
Financial liabilities at amortised cost:
- Deposits by customers	181,883	178,090
- Deposits by banks	14,353	17,221
- Repurchase agreements – non trading	18,286	10,910
- Debt securities in issue	41,129	46,692
- Subordinated liabilities	3,528	3,601
Other liabilities	2,344	2,448
Provisions	572	509
Deferred tax liabilities	149	223
Retirement benefit obligations	280	114
Total liabilities	265,685	267,463
Equity
Share capital	3,105	3,119
Share premium	5,620	5,620
Other equity instruments	2,191	1,991
Retained earnings	4,546	4,744
Other reserves	395	284
Total shareholders' equity	15,857	15,758
Non-controlling interests	160	151
Total equity	16,017	15,909
Total liabilities and equity	£ 281,702	£ 283,372

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.